Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories and Pre-Publication Costs

	2017 £m	2016 £m
Raw materials	2	2
Pre-publication costs	157	152
Finished goods	38	55
Total	197	209